Pension arrangements - Defined contribution schemes (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pension arrangements
Contributions to defined contribution pension arrangements	£ 4,974,000	£ 4,480,000	£ 3,731,000
Amount of contributions due that had not been paid to pension schemes	£ 714,000	£ 659,000